Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities at fair value
Separate accounts assets	$ (1,573,865)
Assets at fair value
Short-term investments	361,369
Other invested assets	26,897
Separate account assets	1,573,865
Fixed income securities	9,390,647
Total assets at fair value	11,351,881
Contractholder funds:
Total liabilities at fair value	(1,662,978)
Predecessor
Liabilities at fair value
Separate accounts assets		(1,700,566)
Assets at fair value
Short-term investments		55,959
Separate account assets		1,700,566
Fixed income securities		290,882
Total assets at fair value		2,047,407
% of total assets at fair value		100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts		(267,859)
Total liabilities at fair value		(267,859)
% of total liabilities at fair value		100.00%
United States Government, Government Agencies and Authorities | Predecessor
Assets at fair value
Fixed income securities		73,846
Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	377,003
Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities	333,483
Commercial mortgage-backed securities ("CMBS") | Predecessor
Assets at fair value
Fixed income securities		2,676
Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed income securities	189,881
Residential mortgage-backed securities ("RMBS") | Predecessor
Assets at fair value
Fixed income securities		14,450
Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(63,660)
Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(18,720)
Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(6,367)
Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(366)
Municipal | Predecessor
Assets at fair value
Fixed income securities		2,769
All other corporate securities
Assets at fair value
Fixed income securities	7,377,745
All other corporate securities | Predecessor
Assets at fair value
Fixed income securities		191,977
Foreign government | Predecessor
Assets at fair value
Fixed income securities		5,164
Recurring basis
Assets at fair value
Short-term investments	361,368
Separate account assets	1,573,865
Recurring basis | Predecessor
Assets at fair value
Short-term investments		55,959
Separate account assets		1,700,566
Fixed income securities		290,882
Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed income securities	857,326
Recurring basis | United States Government, Government Agencies and Authorities | Predecessor
Assets at fair value
Fixed income securities		73,846
Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed income securities	255,209
Recurring basis | All other corporate bonds
Assets at fair value
Fixed income securities	7,377,745
Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	377,003
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities	333,483
Recurring basis | Commercial mortgage-backed securities ("CMBS") | Predecessor
Assets at fair value
Fixed income securities		2,676
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed income securities	189,881
Recurring basis | Residential mortgage-backed securities ("RMBS") | Predecessor
Assets at fair value
Fixed income securities		14,450
Recurring basis | Equity Options
Assets at fair value
Other invested assets	25,672
Recurring basis | Future
Assets at fair value
Other invested assets	329
Recurring basis | Municipal | Predecessor
Assets at fair value
Fixed income securities		2,769
Recurring basis | All other corporate securities | Predecessor
Assets at fair value
Fixed income securities		191,977
Recurring basis | Foreign government | Predecessor
Assets at fair value
Fixed income securities		5,164
Quoted prices in active markets for identical assets (Level 1)
Liabilities at fair value
Separate accounts assets	(1,573,865)
Assets at fair value
Total assets at fair value	1,791,845
Contractholder funds:
Total liabilities at fair value	(1,573,865)
Quoted prices in active markets for identical assets (Level 1) | Predecessor
Assets at fair value
Total assets at fair value		1,748,850
% of total assets at fair value		85.40%
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets at fair value
Short-term investments	191,979
Separate account assets	1,573,865
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Predecessor
Assets at fair value
Short-term investments		20,764
Separate account assets		1,700,566
Fixed income securities		27,520
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | United States Government, Government Agencies and Authorities | Predecessor
Assets at fair value
Fixed income securities		27,520
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Equity Options
Assets at fair value
Other invested assets	25,672
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Future
Assets at fair value
Other invested assets	329
Significant other observable inputs (Level 2)
Assets at fair value
Total assets at fair value	9,521,044
Contractholder funds:
Total liabilities at fair value	(18,720)
Significant other observable inputs (Level 2) | Predecessor
Assets at fair value
Total assets at fair value		298,557
% of total assets at fair value		14.60%
Significant other observable inputs (Level 2) | Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(18,720)
Significant other observable inputs (Level 2) | Recurring basis
Assets at fair value
Short-term investments	145,676
Significant other observable inputs (Level 2) | Recurring basis | Predecessor
Assets at fair value
Short-term investments		35,195
Fixed income securities		263,362
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed income securities	857,326
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities | Predecessor
Assets at fair value
Fixed income securities		46,326
Significant other observable inputs (Level 2) | Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed income securities	255,209
Significant other observable inputs (Level 2) | Recurring basis | All other corporate bonds
Assets at fair value
Fixed income securities	7,370,409
Significant other observable inputs (Level 2) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	371,753
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities	330,790
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS") | Predecessor
Assets at fair value
Fixed income securities		2,676
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed income securities	189,881
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS") | Predecessor
Assets at fair value
Fixed income securities		14,450
Significant other observable inputs (Level 2) | Recurring basis | Municipal | Predecessor
Assets at fair value
Fixed income securities		2,769
Significant other observable inputs (Level 2) | Recurring basis | All other corporate securities | Predecessor
Assets at fair value
Fixed income securities		191,977
Significant other observable inputs (Level 2) | Recurring basis | Foreign government | Predecessor
Assets at fair value
Fixed income securities		5,164
Significant unobservable inputs (Level 3)
Assets at fair value
Total assets at fair value	38,992
Contractholder funds:
Total liabilities at fair value	(70,393)
Significant unobservable inputs (Level 3) | Predecessor
Contractholder funds:
Derivatives embedded in life and annuity contracts		(267,859)
Total liabilities at fair value		(267,859)
% of total liabilities at fair value		100.00%
Significant unobservable inputs (Level 3) | Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(63,660)
Significant unobservable inputs (Level 3) | Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(6,367)
Significant unobservable inputs (Level 3) | Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(366)
Significant unobservable inputs (Level 3) | Recurring basis
Assets at fair value
Short-term investments	23,713
Significant unobservable inputs (Level 3) | Recurring basis | All other corporate bonds
Assets at fair value
Fixed income securities	7,336
Significant unobservable inputs (Level 3) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed income securities	5,250
Significant unobservable inputs (Level 3) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed income securities	$ 2,693